As filed with the Securities and Exchange Commission on August 22, 2005

                                                     Registration No. 333-126361
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        |X|     PRE-EFFECTIVE AMENDMENT NO. 2

                        |_|     POST-EFFECTIVE AMENDMENT NO.

                                CNI CHARTER FUNDS
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

                400 North Roxbury Drive, Beverly Hills, CA 90210
                ------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (800) 708-8881
                                 --------------
                         (Registrant's Telephone Number)

                             William J. Souza, Esq.
                             400 North Roxbury Drive
                         Beverly Hills, California 90210
                     (Name and Address of Agent for Service)

                                 with copies to:
                                 Michael Glazer
                     Paul, Hastings, Janofsky & Walker, LLP
                             515 South Flower Street
                          Los Angeles, California 90071

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         It is proposed that this filing shall become effective on September 21, 2005, pursuant to Rule 488 under the Securities Act of 1933, as amended, or on such earlier date as the Commission shall declare this Registration Statement effective pursuant to that Rule.

         No filing fee is due because the Registrant will be deemed to have registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940, upon the effective date of the Registrant's registration statement on Form N-1A.

                           AHA INVESTMENT FUNDS, INC.
                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603
                                 (312) 444-6200

Dear Shareholder:


         Enclosed is a combined prospectus and proxy statement seeking your approval of the proposed combination of your AHA Investment Fund into a newly formed fund that is part of CNI Charter Funds ("CNI"). This combination is being proposed, among other reasons, to reduce the annual operating expenses of the AHA Investment Funds. CNI, a multi-fund complex, has significantly more assets under management than the AHA Investment Funds. By sharing certain operating expenses across a larger pool of assets, it is anticipated that the new CNI funds will experience lower expense ratios than the existing AHA Investment Funds. Additionally, we are pleased to note that the service providers to the AHA Investment Funds, in particular the transfer agent, will remain the same.

         A Special Meeting of Shareholders of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund, and Socially Responsible Equity Fund series (the "Funds") of AHA Investment Funds, Inc. (the "Company") has been scheduled for September 28, 2005 (the "Special Meeting") to vote on whether to approve a proposal to reorganize the Funds into corresponding, newly formed series (the "New Funds") of CNI. The names of the New Funds will be very similar to the names of the Funds, as follows:


Current Fund                             New Fund
------------                             --------
Limited Maturity Fixed Income Fund       AHA Limited Maturity Fixed Income Fund
Full Maturity Fixed Income Fund          AHA Full Maturity Fixed Income Fund
Balanced Fund                            AHA Balanced Fund
Diversified Equity Fund                  AHA Diversified Equity Fund
Socially Responsible Equity Fund         AHA Socially Responsible Equity Fund

         CCM Advisors, LLC is the investment manager for both the Funds and the New Funds. The New Funds were created to facilitate the proposed transaction, and each New Fund has the same investment objective, policies and risks as the corresponding Fund. After the reorganization, the assets of each New Fund will be invested in the same manner and, with the exception of the AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund, by the same portfolio managers as the assets of the corresponding Fund.

         Assuming approval of the proposal to reorganize the Funds into the corresponding New Funds, shareholders of each Fund will receive a number of shares of the corresponding New Fund of the same class and equal in dollar value to the Fund shares that the shareholder owned at the time of the reorganization. The reorganization will not have any federal or state tax consequences for the Funds, the New Funds or their shareholders.


         The Funds and the New Funds will bear their respective costs of the proposed reorganization, including legal, accounting and transfer agent costs, meaning that these costs are ultimately borne by you, the shareholders of the Funds. Enclosed is a Combined Prospectus and Proxy Statement designed to give you more information about the proposed reorganization.


         The Board of Directors of the Company has concluded that reorganizing the Funds into the New Funds would serve the best interests of the Funds and their shareholders. The Board of Directors recommends that you vote FOR the proposed reorganization after carefully reviewing the enclosed materials.

         Your vote is important. Please take a moment now to sign and return your proxy card in the enclosed postage paid return envelope. If we do not hear from you after a reasonable amount of time you may receive a telephone call from us, reminding you to vote your shares.

         Sincerely,

                    Timothy G. Solberg                   Savitri P. Pai
                    Secretary                            Chief Legal Officer

                               AHA SOLUTIONS, INC.
                         One North Franklin, Suite 3000
                             Chicago, Illinois 60606
                                 (800) 242-4677



August __, 2005

[Name and address of
individual shareholder]


Dear Shareholder:

The American Hospital Association (AHA) and its subsidiary, AHA Solutions, Inc., are pleased to reaffirm our continued support of the AHA Investment Program. This program of investment consulting and portfolio management, for which the AHA Investment Funds serve as the primary investment vehicle, continues to serve the health care field. We, along with our partners in the AHA Investment Program, CCM Advisors LLC and City National Bank, continually strive to provide the broadest level of investment alternatives at a cost competitive price. With this Program, we see a strong foundation, which we believe will effectively serve our members' investment and asset allocation needs.

Thank you for ongoing support of AHA and the AHA Investment Program.

Sincerely,



Anthony J. Burke
President

                           AHA INVESTMENT FUNDS, INC.



                      NOTICE OF SPECIAL SHAREHOLDER MEETING
                        To Be Held on September 28, 2005

         A Special Meeting of Shareholders of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund and Socially Responsible Equity Fund series (each a "Fund" and collectively the "Funds") of AHA Investment Funds, Inc. (the "Company") will be held on September 28, 2005, at 11:00 a.m. Central Time, at 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603. The meeting will be held for the following purposes:


                  1. Reorganization of the Funds. For the shareholders of each Fund to consider and vote on a proposed reorganization of that Fund into a corresponding newly organized series of CNI Charter Funds and the subsequent dissolution of the Company.

                  2. Other Business. To consider and act upon such other business as may properly come before the meeting or any adjournments.


         The Board of Directors of the Company has unanimously approved the proposed reorganization. Please read the accompanying Combined Prospectus and Proxy Statement for a more complete discussion of the proposal.


         Shareholders of each Fund of record as of the close of business on July 18, 2005, are entitled to notice of, and to vote at, the special meeting or any adjournment thereof.

         You are invited to attend the special meeting. If you cannot do so, please complete and return in the enclosed postage paid return envelope the accompanying proxy, which is being solicited by the Board of Directors of the Company, as promptly as possible. This is important for the purpose of ensuring a quorum at the special meeting. You may revoke your proxy at any time before it is exercised by signing and submitting a revised proxy, by giving written notice of revocation to the Company at any time before the proxy is exercised, or by voting in person at the special meeting.

         By Order of the Board of Directors,

                                    Timothy G. Solberg
                                    Secretary

August __, 2005

                           AHA INVESTMENT FUNDS, INC.


                     COMBINED PROSPECTUS AND PROXY STATEMENT


         The Board of Directors of AHA Investment Funds, Inc. (the "Company") is soliciting the enclosed proxies in connection with a special meeting (the "Meeting") of shareholders of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund, and Socially Responsible Equity Fund series (each a "Fund" and collectively the "Funds") of the Company.


         The Meeting will be held on September 28, 2005 at 11:00 a.m. Central Time at 190 South LaSalle Street, Suite 2800, Chicago, Illinois, 60603. The Meeting is being called to consider the proposed reorganization of the Funds into corresponding, newly organized series (the "New Funds") of CNI Charter Funds ("CNI") and the subsequent dissolution of the Company, and to transact such other business as may properly come before the meeting or any adjournments thereof. Shareholders of record of each Fund as of July 18, 2005 will be entitled to vote at the Meeting.


         The Company and CNI are both open-end management investment companies (referred to generally as "mutual funds"). The Company's offices are located at 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603. CNI's offices are located at 400 North Roxbury Drive, Beverly Hills, California 90210.


         This Combined Prospectus and Proxy Statement (the "Proxy Statement") is furnished to the shareholders of each Fund on behalf of the Board of Directors of the Company in connection with the solicitation of voting instructions for the Meeting. It is being mailed to shareholders of each Fund on or about August __, 2005. The prospectus for the New Funds (the "Prospectus") accompanies and is incorporated into this Proxy Statement. This Proxy Statement and the Prospectus set forth concisely the information about the proposed reorganization that Fund shareholders should know before voting on the proposed reorganization. You should retain them for future reference.


         Additional information is set forth in the Statement of Additional Information dated August __, 2005 relating to this Proxy Statement, which is also incorporated by reference into this Proxy Statement. The Statement of Additional Information is available upon request and without charge by calling 1-800-445-1341.

         The Company will furnish you, at your request and without charge, a copy of the most recent annual or semi-annual report for the Funds. You can request a copy by calling 1-800-445-1341 or by writing to the Company at the address above. As described herein, additional information about CNI has been filed with the Securities and Exchange Commission (the "Commission").

         The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Dated: August __, 2005.

                                TABLE OF CONTENTS

                                                                           Page




SUMMARY OF PROXY STATEMENT...................................................1


PROPOSED REORGANIZATION.....................................................18

VOTING AND MEETING PROCEDURES...............................................28

GENERAL INFORMATION.........................................................33

LEGAL MATTERS...............................................................33

FINANCIAL STATEMENTS........................................................33

INFORMATION FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION.....................................................33

                           SUMMARY OF PROXY STATEMENT

Proposed Reorganization

         The Board of Directors of the Company (the "Board") called the Meeting to allow shareholders to consider and vote on the proposed reorganization of the Funds into the corresponding New Funds. The Board met on March 22, 2005 and May 17, 2005 to discuss the proposal, and on May 17, 2005 the Board (including a majority of the independent directors, meaning those directors who are not "interested persons" of the Company as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")), approved the reorganization, subject to the approval of each Fund's shareholders. The Funds and their operational share classes, and the corresponding New Funds and share classes, are listed below:

Current Fund                              Proposed New Fund
------------                              -----------------

Limited Maturity Fixed Income Fund        AHA Limited Maturity Fixed Income Fund
(Class A and Class I)                     (Class A and Class I)

Full Maturity Fixed Income Fund           AHA Full Maturity Fixed Income Fund
(Class A and Class I)                     (Class A and Class I)

Balanced Fund                             AHA Balanced Fund
(Class I)                                 (Class I)

Diversified Equity Fund                   AHA Diversified Equity Fund
(Class A and Class I)                     (Class A and Class I)

Socially Responsible Equity Fund          AHA Socially Responsible Equity Fund
(Class I)                                 (Class I)


         There will be no material changes in the manner in which the New Funds are advised and operated in comparison to the Funds, except that the AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund will have different sub-advisors, as discussed in the Combined Prospectus and Proxy Statement. In addition, the Board believes that the expense ratios of the New Funds will be lower than the expense ratios of the Funds.


         CCM Advisors, LLC (the "Investment Manager") serves as the investment manager of the existing Funds and the New Funds. The Investment Manager is responsible for the evaluation, selection and monitoring of one or more sub-advisors for each Fund. The Investment Manager will have identical responsibilities with respect to the New Funds. The sub-advisors and their respective investment professionals who currently manage the investment portfolios of the Funds will, with the exception of the AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund, manage the investment portfolios of the New Funds.


         The Board believes that the proposed reorganization is in the best interests of each Fund and its shareholders, and that the interests of existing shareholders of the Funds will not be diluted as a result of the proposed reorganization. The New Funds will be able to share certain operating expenses (such as counsel, directors and insurance expenses) across the larger pool of assets of the various funds comprising CNI. These shared expenses will be allocated among the various CNI funds, including the New Funds, pro rata based on the net assets of each fund. Accordingly, the Board believes that over time the proposed reorganization will reduce the annual operating expenses currently paid by the Funds' shareholders. In addition, CNI may offer greater distribution capabilities for the New Funds, which may lead to a larger base for asset management. The reorganization will have no material federal income tax consequences to you, the Funds or the New Funds.

         The Funds and the New Funds will bear their respective costs of the proposed reorganization, including legal, accounting and transfer agent costs, meaning that these costs are ultimately borne by you, the shareholders of the Funds.


         Upon completion of the proposed reorganization, the Company will dissolve and will file with the Commission an application on Form N-8F for an order declaring that the Company has ceased to be an investment company.

Comparison of Investment Objectives and Policies

         The investment objective and policies of each New Fund are identical to those of the corresponding existing Fund. The Funds and the corresponding New Funds each seek to achieve their investment objectives by using the strategies set forth in the following table:

Existing Fund /                           Investment Objective and Strategy
---------------                           ---------------------------------
New Fund
--------
Limited Maturity Fixed Income             The Fund seeks to provide a high level
Fund/AHA Limited Maturity                 of current income, consistent with the
Fixed Income Fund                         preservation of capital and liquidity.


                                          Under normal circumstances, the Fund
                                          invests at least 80% of its net
                                          assets, plus any borrowings for
                                          investment purposes, in fixed income
                                          securities either issued or guaranteed
                                          by the U.S. Government or its agencies
                                          or instrumentalities, money market
                                          instruments and non-convertible fixed
                                          income securities (i.e., bonds which
                                          cannot be converted into stock) of
                                          U.S. companies. The Fund invests in
                                          securities having one of the three
                                          highest ratings of either Moody's
                                          Investors Service or Standard & Poors
                                          Corporation (at least A). The fixed
                                          income securities in which the Fund
                                          invests may have interest rates that
                                          are fixed, variable or floating and
                                          varying principal repayment terms.
                                          Fixed income securities issued or
                                          guaranteed by the U.S. Government or
                                          its agencies or instrumentalities in
                                          which the Fund invests consist
                                          principally of mortgage-backed or
                                          asset-backed securities issued or
                                          guaranteed by the Federal National
                                          Mortgage Association ("FNMA"), the
                                          Federal Home Loan Bank ("FHLB"), the
                                          Federal Home Loan Mortgage Corporation
                                          ("FHLMC"), the Government National
                                          Mortgage Association ("GNMA"), and the
                                          Federal Farm Credit Bank ("FFCB"). In
                                          certain cases, securities issued by
                                          government-sponsored agencies may not
                                          be guaranteed or insured by the U.S.
                                          Government.

Existing Fund /                           Investment Objective and Strategy
---------------                           ---------------------------------
New Fund
--------

                                          Under normal circumstances, the Fund
                                          invests at least 80% of its net
                                          assets, plus any borrowings for
                                          investment purposes, in fixed income
                                          securities with "limited maturity," or
                                          duration of less than five years. This
                                          investment strategy may be changed at
                                          any time, with 60 days' prior notice
                                          to shareholders. Duration is a
                                          weighted measure of the length of time
                                          required to receive the present value
                                          of future payments, both interest and
                                          principal, from a fixed income
                                          security. The dollar-weighted average
                                          duration of the Limited Maturity Fixed
                                          Income Fund was 1.33 years as of June
                                          30, 2005. The Fund's sub-advisor
                                          actively manages the average duration
                                          of the portfolio and determines which
                                          securities to purchase or sell in
                                          accordance with its individual
                                          analysis of prevailing interest rates
                                          and yields, the quality and value of
                                          particular securities, and the
                                          comparative risks and returns of
                                          alternative investments. There is no
                                          limit on the maturities of individual
                                          securities.


Full Maturity Fixed Income                The Fund seeks to provide a high level
Fund/AHA Full Maturity Fixed              of current income, consistent
Income Fund                               with the preservation of capital.


                                          Under normal circumstances, the Fund
                                          invests at least 80% of its net
                                          assets, plus any borrowings for
                                          investment purposes, in fixed income
                                          securities either issued or guaranteed
                                          by the U.S. Government or its agencies
                                          or instrumentalities, money market
                                          instruments, non-convertible fixed
                                          income securities (i.e., bonds which
                                          cannot be converted into stock) of
                                          U.S. companies and U.S.
                                          dollar-denominated debt obligations
                                          issued by foreign governments and
                                          corporations. The Fund invests at
                                          least 80% of its net assets, plus any
                                          borrowings for investment purposes, in
                                          securities having one of the three
                                          highest ratings of either Moody's
                                          Investors Service or Standard & Poors
                                          Corporation (at least A). The Fund may
                                          also invest up to 20% of its total
                                          assets in securities with a minimum
                                          credit rating from Moody's or Standard
                                          & Poors of Baa or BBB, respectively,
                                          or which, if unrated, are determined
                                          by the Fund's sub-advisors to be of
                                          comparable quality. The fixed income
                                          securities in which the Fund invests
                                          may have interest rates that are
                                          fixed, variable or floating and
                                          varying principal repayment terms.

                                          Fixed income securities issued or
                                          guaranteed by the U.S. Government or
                                          its agencies or instrumentalities in
                                          which the Fund invests consist
                                          principally of mortgage-backed or
                                          asset-backed securities issued or
                                          guaranteed by the FNMA, FHLB, FHLMC,
                                          GNMA and FFCB. In certain cases,
                                          securities issued by
                                          government-sponsored agencies may not
                                          be guaranteed or insured by the U.S.
                                          Government.

Existing Fund /                           Investment Objective and Strategy
---------------                           ---------------------------------
New Fund
--------

                                          Under normal circumstances, the Fund
                                          invests at least 80% of its net
                                          assets, plus any borrowings for
                                          investment purposes, in fixed income
                                          securities with "full duration," or
                                          duration ranging from that of the
                                          bonds included in the Lehman Brothers
                                          Government/Corporate Intermediate
                                          Return Index, which had an average
                                          duration of 3.65 years as of June 30,
                                          2005, to that of the bonds included in
                                          the Lehman Brothers Aggregate Bond
                                          Index, which had an average duration
                                          of 4.16 years as of June 30, 2005.
                                          This investment strategy may be
                                          changed at any time, with 60 days'
                                          prior notice to shareholders. Duration
                                          is a weighted measure of the length of
                                          time required to receive the present
                                          value of future payments, both
                                          interest and principal, from a fixed
                                          income security. The dollar-weighted
                                          average duration of the Full Maturity
                                          Fixed Income Fund was 3.54 years as of
                                          June 30, 2005. The Fund's sub-advisors
                                          actively manage the average duration
                                          of the portfolio and determine which
                                          securities to purchase or sell in
                                          accordance with their individual
                                          analysis of prevailing interest rates
                                          and yields, the quality and value of
                                          particular securities, and the
                                          comparative risks and returns of
                                          alternative investments. The maturity
                                          of the securities held by the Fund is
                                          generally between five and eleven
                                          years.

Balanced Fund/AHA Balanced                The Fund seeks to provide a
Fund                                      combination of growth of capital and
                                          income.

                                          Under normal circumstances, the Fund
                                          has a diversified portfolio consisting
                                          of common stocks of U.S. companies,
                                          sponsored U.S. dollar denominated
                                          American Depository Receipts of
                                          foreign corporations, and fixed income
                                          securities of U.S. and foreign
                                          companies. Under normal circumstances,
                                          up to 75% of the Fund's net assets
                                          will be invested in common stocks of
                                          large-capitalization companies (as
                                          defined by Russell/Mellon, a company
                                          which provides portfolio performance
                                          services to institutional clients and
                                          calculates, distributes and services
                                          the Russell Indexes, companies with
                                          market capitalizations of greater than
                                          $14 billion) that the Fund's
                                          sub-advisors believe offer long-term
                                          growth and/or income potential, and at
                                          least 25% of the Fund's net assets
                                          will be invested in fixed income
                                          securities, some of which may be
                                          convertible into common stocks. The
                                          Fund's fixed income investments will
                                          include securities either issued or
                                          guaranteed by the U.S. Government or
                                          its agencies or instrumentalities,
                                          consisting principally of the FNMA,
                                          FHLB, FHLMC, GNMA, and FFCB, debt
                                          securities of U.S. issuers and U.S.
                                          dollar-denominated debt obligations
                                          issued by foreign governments and
                                          corporations with minimum credit
                                          ratings from Moody's Investors Service
                                          or Standard & Poor's Corporation of
                                          Baa or BBB, respectively, and money
                                          market instruments. The fixed income
                                          securities in which the Fund invests
                                          may have interest rates that are
                                          fixed, variable or floating and
                                          varying principal repayment terms. The
                                          Fund's sub-advisors pursue the Fund's
                                          goal in a way that seeks to reduce the
                                          magnitude and rapidity of short term
                                          movements in the net asset value of
                                          the Fund's shares.

Existing Fund /                           Investment Objective and Strategy
---------------                           ---------------------------------
New Fund
--------

                                          The Fund's sub-advisors actively
                                          manage the average duration of their
                                          respective portions of the fixed
                                          income portion of the Fund and
                                          determine which securities to purchase
                                          or sell in accordance with their
                                          individual analysis of prevailing
                                          interest rates any yields, the quality
                                          and value of particular securities,
                                          and the comparative risks and returns
                                          of alternative investments. There is
                                          no limit on the maturities of
                                          individual fixed income securities in
                                          which the Fund may invest.


                                          The equity portion of the Fund
                                          typically emphasizes securities that a
                                          sub-advisor believes have one or more
                                          of the following characteristics:


                                            o  a price significantly below the
                                               intrinsic value of the issuer;

                                            o  favorable prospects for earnings
                                               growth;

                                            o  above average return on equity
                                               and dividend yield; or

                                            o  sound overall financial condition
                                               of the issuer.

                                          There is no limit on the market
                                          capitalization of issuers of equity
                                          securities in which the Fund may
                                          invest. The Fund's equity sub-advisors
                                          may buy and sell securities in the
                                          Fund frequently, which may result in
                                          higher transaction costs and produce
                                          capital gains and losses. A
                                          sub-advisor may determine to sell a
                                          security when its target value is
                                          realized, its earnings deteriorate,
                                          changing circumstances affect the
                                          original reasons for a security's
                                          purchase, or more attractive
                                          investment alternatives are
                                          identified.

Diversified Equity Fund/AHA               The Fund seeks to provide long-term
Diversified Equity Fund                   capital growth.


                                          The Fund seeks to have a diversified
                                          portfolio consisting of common stocks.
                                          Under normal circumstances, at least
                                          80% of the Fund's net assets, plus any
                                          borrowings for investment purposes,
                                          are invested in common stocks of
                                          large-capitalization U.S. companies
                                          (as defined by Russell/Mellon, a
                                          company which provides portfolio
                                          performance services to institutional
                                          clients and calculates, distributes
                                          and services the Russell Indexes,
                                          companies with market capitalizations
                                          of greater than $14 billion) that are
                                          diversified among various industries
                                          and market sectors. The Fund may also
                                          invest up to 20% of its net assets in
                                          fixed income securities of U.S.
                                          issuers, including money market
                                          instruments having one of the three
                                          highest ratings of either Moody's
                                          Investors Service or Standard & Poors
                                          Corporation (at least A). The fixed
                                          income securities in which the Fund
                                          invests may have interest rates that
                                          are fixed, variable or floating and
                                          varying principal repayment terms.


                                          The Fund typically emphasizes equity
                                          securities that a sub-advisor believes
                                          have one or more of the following
                                          characteristics:

                                            o  a price significantly below the
                                               intrinsic value of the issuer;

                                            o  favorable prospects for earnings
                                               growth;

                                            o  above average return on equity
                                               and dividend yield; or

                                            o  sound overall financial condition
                                               of the issuer.

Existing Fund /                           Investment Objective and Strategy
---------------                           ---------------------------------
New Fund
--------

                                          The Fund may invest up to 20% of its
                                          assets in mid-capitalization companies
                                          (as defined by Russell/Mellon,
                                          companies with capitalizations of $1.8
                                          billion to $14 billion). The Fund's
                                          sub-advisors may buy and sell
                                          securities in the Fund frequently,
                                          which may result in higher transaction
                                          costs and produce capital gains and
                                          losses. The Fund's sub-advisors may
                                          determine to sell a security when its
                                          target value is realized, its earnings
                                          deteriorate, changing circumstances
                                          affect the original reasons for a
                                          security's purchase, or more
                                          attractive investment alternatives are
                                          identified. The Fund may invest
                                          substantially all of its assets in
                                          common stocks.


Socially Responsible                      The Fund seeks to provide long-term
Equity Fund/AHA Socially Responsible      capital growth.
Equity Fund


                                          Under normal circumstances, the Fund
                                          invests at least 80% of its net
                                          assets, plus any borrowings for
                                          investment purposes, in common stocks
                                          of U.S. issuers that meet certain
                                          socially responsible criteria. This
                                          investment strategy may be changed at
                                          any time, with 60 days' prior notice
                                          to shareholders. The Fund may invest
                                          up to 50% of its assets in securities
                                          of mid-cap companies (as defined by
                                          Russell/Mellon, a company which
                                          provides portfolio performance
                                          services to institutional clients and
                                          calculates, distributes and services
                                          the Russell Indexes, companies that
                                          have market capitalizations greater
                                          than $1.8 billion and less than $14
                                          billion at the time of purchase).


                                          In selecting investments, the Fund's
                                          sub-advisor considers social criteria
                                          such as an issuer's community
                                          relations, corporate governance,
                                          diversity, employee relations,
                                          environmental impact and
                                          sustainability, human rights, and
                                          product safety. Using both
                                          quantitative and qualitative data, the
                                          Fund's sub-advisor also evaluates an
                                          issuer's involvement in specific
                                          revenue-generating activities to
                                          determine whether the issuer's
                                          involvement was meaningful or simply
                                          incidental with respect to that
                                          activity.

                                          The Fund's sub-advisor applies
                                          vigorous valuation screens that
                                          identify issuers for further in-depth
                                          fundamental analysis for potential
                                          inclusion in the Fund. The investment
                                          strategy typically will emphasize
                                          securities that the sub-advisor
                                          believes have one or more of the
                                          following characteristics:

                                            o  a price significantly below the
                                               intrinsic value of the issuer;

                                            o  below average price to sales and
                                               price to cash flow ratios; or

                                            o  sound overall financial condition
                                               of the issuer.

                                          The Fund's sub-advisor may determine
                                          to sell a security when its target
                                          value is realized, its earnings
                                          deteriorate, changing circumstances
                                          affect the original reasons for a
                                          security's purchase, or more
                                          attractive investment alternatives are
                                          identified.

Existing Fund /                           Investment Objective and Strategy
---------------                           ---------------------------------
New Fund
--------
                                          The Fund does not invest in an issuer
                                          that derives more than 5% of its total
                                          revenue from tobacco, alcohol,
                                          gambling, abortion or weaponry
                                          (whether sold to consumers or the
                                          military), or that is involved in
                                          nuclear power. Because information on
                                          an issuer's involvement in these
                                          activities may not be publicly
                                          available, it is possible that the
                                          Fund's holdings may include an issuer
                                          that does not meet its criteria for
                                          socially responsible investing. When
                                          the Fund's sub-advisor discovers that
                                          a holding does not meet its criteria
                                          for socially responsible investing,
                                          the sub-advisor will divest that
                                          holding as soon as reasonably
                                          practicable.

Comparison of Investment Risks

         Investment in the New Funds will be subject to identical risks as investment in the corresponding existing Funds, as follows:


Existing Fund /                           Investment Risks
---------------                           ----------------
New Fund
--------

Limited Maturity Fixed Income Fund/AHA      o  Market Risk of Fixed Income
Fund/AHA Limited Maturity                      Securities - The prices of fixed
Fixed Income Fund                              income securities respond to
                                               economic developments,
                                               particularly interest rate
                                               changes, as well as to
                                               perceptions about the
                                               creditworthiness of individual
                                               issuers, including governments.
                                               Generally, fixed income
                                               securities will decrease in value
                                               if interest rates rise and
                                               increase in value if interest
                                               rates fall, with lower rated
                                               securities more volatile than
                                               higher rated securities. The
                                               average duration of these
                                               securities affects risk as well,
                                               with longer term securities
                                               generally more volatile than
                                               shorter term securities. The Fund
                                               is not a money market fund.

                                            o  Issuer Risk - Changes in the
                                               financial condition of issuers
                                               may adversely affect the value of
                                               the Fund's securities. Economic
                                               or political changes may
                                               adversely affect the ability of
                                               issuers to repay principal and to
                                               make interest payments on
                                               securities owned by the Fund.


                                            o  Government-Sponsored Entities
                                               Risk - The Fund invests in
                                               securities issued or guaranteed
                                               by government-sponsored entities
                                               consisting principally of the
                                               FNMA, FHLB, FHMLC, GNMA, and
                                               FFCB, which securities may not be
                                               guaranteed or insured by the U.S.
                                               Government and may only be
                                               supported by the credit of the
                                               issuing agency. The FNMA
                                               guarantees full and timely
                                               payment of all interest and
                                               principal of its pass-through
                                               securities, and the FHLMC
                                               guarantees timely payment of
                                               interest and ultimate collection
                                               of principal of its pass-through
                                               securities, but such securities
                                               are not backed by the full faith
                                               and credit of the U.S.
                                               Government. Similarly, FHLB and
                                               FFCB securities are not backed by
                                               the U.S. Government. The
                                               principal and interest on GNMA
                                               pass-through securities are
                                               guaranteed by GNMA and backed by
                                               the full faith and credit of the
                                               U.S. Government. To meet its
                                               obligations under a guarantee,
                                               GNMA is authorized to borrow from

Existing Fund /                           Investment Risks
---------------                           ----------------
New Fund
--------


                                               the U.S. Treasury with no
                                               limitations as to amount.


                                            o  Prepayment Risk - The principal
                                               of the loans underlying
                                               mortgage-backed or other
                                               pass-through securities may be
                                               prepaid at any time. As a general
                                               rule, prepayments increase during
                                               a period of falling interest
                                               rates and decrease during a
                                               period of rising interest rates.
                                               As a result of prepayments, in
                                               periods of declining interest
                                               rates the Fund may be required to
                                               reinvest its assets in securities
                                               with lower interest rates. In
                                               periods of increasing interest
                                               rates, prepayments generally may
                                               decline, with the effect that the
                                               securities subject to prepayment
                                               risk held by the Fund may exhibit
                                               price characteristics of
                                               longer-term debt securities.


                                            o  Extension Risk - Rising interest
                                               rates can cause the Fund's
                                               average maturity to lengthen
                                               unexpectedly due to a drop in
                                               mortgage prepayments. This would
                                               increase the sensitivity of the
                                               Fund to rising rates and its
                                               potential for price declines.
                                               Extending the average life of a
                                               mortgage-backed security
                                               increases the risk of
                                               depreciation due to future
                                               increases in market interest
                                               rates. For these reasons,
                                               mortgage-backed securities may be
                                               less effective than other types
                                               of U.S. Government securities as
                                               a means of "locking in" interest
                                               rates.


                                            o  Manager Risk - The performance of
                                               the Fund is dependent on the
                                               portfolio managers' skill in
                                               making appropriate investments.
                                               As a result, the Fund may under
                                               perform relative to the fixed
                                               income market or similar funds.

Full Maturity Fixed Income                  o  Market Risk of Fixed Income
Fund/AHA Full Maturity Fixed                   Securities - The prices of fixed
Income Fund                                    income securities respond to
                                               economic developments,
                                               particularly interest rate
                                               changes, as well as to
                                               perceptions about the
                                               creditworthiness of individual
                                               issuers, including governments.
                                               Generally, fixed income
                                               securities will decrease in value
                                               if interest rates rise and
                                               increase in value if interest
                                               rates fall, with lower rated
                                               securities more volatile than
                                               higher rated securities. The
                                               average duration of these
                                               securities affects risk as well,
                                               with longer term securities
                                               generally more volatile than
                                               shorter term securities. The Fund
                                               is not a money market fund.

                                          o    Issuer Risk - Changes in the
                                               financial condition of issuers
                                               may adversely affect the value of
                                               the Fund's securities. Economic
                                               or political changes may
                                               adversely affect the ability of
                                               issuers to repay principal and to
                                               make interest payments on
                                               securities owned by the Fund.

                                          o    Government-Sponsored Entities
                                               Risk - The Fund invests in
                                               securities issued or guaranteed
                                               by government-sponsored entities
                                               consisting principally of the
                                               FNMA, FHLB, FHMLC, GNMA, and
                                               FFCB, which securities may not be
                                               guaranteed or insured by the U.S.
                                               Government and may only be
                                               supported by the credit of the
                                               issuing agency. The FNMA
                                               guarantees full and timely
                                               payment of all interest and
                                               principal of its pass-through
                                               securities, and the FHLMC
                                               guarantees timely payment of
                                               interest and ultimate

Existing Fund /                           Investment Risks
---------------                           ----------------
New Fund
--------
                                               collection of principal of its
                                               pass-through securities, but such
                                               securities are not backed by the
                                               full faith and credit of the U.S.
                                               Government. Similarly, FHLB and
                                               FFCB securities are not backed by
                                               the U.S. Government. The
                                               principal and interest on GNMA
                                               pass-through securities are
                                               guaranteed by GNMA and backed by
                                               the full faith and credit of the
                                               U.S. Government. To meet its
                                               obligations under a guarantee,
                                               GNMA is authorized to borrow from
                                               the U.S. Treasury with no
                                               limitations as to amount.

                                            o  Prepayment Risk - The principal
                                               of the loans underlying
                                               mortgage-backed or other
                                               pass-through securities may be
                                               prepaid at any time. As a general
                                               rule, prepayments increase during
                                               a period of falling interest
                                               rates and decrease during a
                                               period of rising interest rates.
                                               As a result of prepayments, in
                                               periods of declining interest
                                               rates the Fund may be required to
                                               reinvest its assets in securities
                                               with lower interest rates. In
                                               periods of increasing interest
                                               rates, prepayments generally may
                                               decline, with the effect that the
                                               securities subject to prepayment
                                               risk held by the Fund may exhibit
                                               price characteristics of
                                               longer-term debt securities.

                                            o  Extension Risk - Rising interest
                                               rates can cause the Fund's
                                               average maturity to lengthen
                                               unexpectedly due to a drop in
                                               mortgage prepayments. This would
                                               increase the sensitivity of the
                                               Fund to rising rates and its
                                               potential for price declines.
                                               Extending the average life of a
                                               mortgage-backed security
                                               increases the risk of
                                               depreciation due to future
                                               increases in market interest
                                               rates. For these reasons,
                                               mortgage-backed securities may be
                                               less effective than other types
                                               of U.S. Government securities as
                                               a means of "locking in" interest
                                               rates.

                                            o  Manager Risk - The performance of
                                               the Fund is dependent on the
                                               portfolio managers' skill in
                                               making appropriate investments.
                                               As a result, the Fund may under
                                               perform relative to the fixed
                                               income market or similar funds.


                                            o  Foreign Securities - Foreign
                                               investments may be subject to
                                               risks that are not typically
                                               associated with investing in
                                               domestic securities. For example,
                                               such investments may be adversely
                                               affected by changes in currency
                                               rates and exchange control
                                               regulations, future political and
                                               economic developments and the
                                               possibility of seizure or
                                               nationalization of companies, or
                                               the imposition of withholding
                                               taxes on income. Foreign markets
                                               tend to be more volatile than the
                                               U.S. market due to economic and
                                               political instability and
                                               regulatory conditions in some
                                               countries.


Balanced Fund/AHA Balanced                  o  Market Risk of Common Stocks - By
Fund                                           investing in common stocks, the
                                               Fund may be exposed to a sudden
                                               decline in a holding's share
                                               price or an overall decline in
                                               the stock market. In addition, as
                                               with any fund invested in stocks,
                                               the value of an investment in the
                                               Fund will fluctuate on a
                                               day-to-day and a cyclical basis
                                               with movements in the stock
                                               market. In addition, individual
                                               companies may report poor results
                                               or be negatively affected by
                                               industry wide

Existing Fund /                           Investment Risks
---------------                           ----------------
New Fund
--------
                                               and/or economic trends or
                                               developments. The rights of
                                               common stockholders in
                                               liquidation and dividends
                                               generally are subordinated (i.e.,
                                               rank lower) than those of
                                               preferred stockholders,
                                               bondholders and other creditors
                                               of the issuer.

                                            o  Market Risk of Fixed Income
                                               Securities - The prices of fixed
                                               income securities respond to
                                               economic developments,
                                               particularly interest rate
                                               changes, as well as to
                                               perceptions about the
                                               creditworthiness of individual
                                               issuers, including governments.
                                               Generally, fixed income
                                               securities will decrease in value
                                               if interest rates rise and
                                               increase in value if interest
                                               rates fall, with lower rated
                                               securities more volatile than
                                               higher rated securities. The
                                               average duration of these
                                               securities affects risk as well,
                                               with longer term securities
                                               generally more volatile than
                                               shorter term securities. While
                                               fixed income securities rated Baa
                                               by Moody's Investors Service and
                                               BBB by Standard & Poor's
                                               Corporation are considered
                                               investment grade, a poor economy
                                               or other negative factors may
                                               weaken the ability of the issuer
                                               to repay its obligations. The
                                               Fund is not a money market fund.


                                            o  Medium Capitalization (Mid-Cap)
                                               Companies - The Fund invests from
                                               time to time in mid-cap companies
                                               (i.e., companies with market
                                               capitalizations of $1 billion to
                                               $5 billion). Investments in
                                               mid-cap companies may involve
                                               greater risks than investments in
                                               larger, more established
                                               companies, such as limited
                                               product lines, markets and
                                               financial or managerial
                                               resources. In addition, the
                                               securities of mid-cap companies
                                               may have few market makers, wider
                                               spreads between their quoted bid
                                               and asked prices, and lower
                                               trading volume, resulting in
                                               greater price volatility and less
                                               liquidity than the securities of
                                               larger capitalized companies.


                                            o  Issuer Risk - Changes in the
                                               financial condition of issuers
                                               may adversely affect the value of
                                               the Fund's securities. Economic
                                               or political changes may
                                               adversely affect the ability of
                                               issuers to repay principal and to
                                               make interest payments on
                                               securities owned by the Fund.

                                            o  American Depository Receipt Risk
                                               - The Fund invests in U.S. dollar
                                               denominated American Depository
                                               Receipts of foreign companies
                                               ("ADRs") which are sponsored by
                                               the foreign issuers. ADRs are
                                               receipts typically issued by a
                                               U.S. bank or trust company
                                               evidencing its ownership of the
                                               underlying foreign securities,
                                               and are subject to the risks of
                                               changes in currency or exchange
                                               rates (which affect the value of
                                               the issuer, even though ADRs are
                                               denominated in U.S. dollars) and
                                               the difficulty of assessing
                                               economic or political trends in
                                               foreign countries.

                                            o  Government-Sponsored Entities
                                               Risk - The Fund invests in
                                               securities issued or guaranteed
                                               by government-sponsored entities
                                               consisting principally of the
                                               FNMA, FHLB, FHMLC, GNMA, and
                                               FFCB, which securities may not be
                                               guaranteed or insured by the U.S.
                                               Government and may only be
                                               supported by the credit of the
                                               issuing agency. The FNMA
                                               guarantees full and timely
                                               payment of all interest and
                                               principal of its pass-through
                                               securities, and the

Existing Fund /                           Investment Risks
---------------                           ----------------
New Fund
--------
                                               FHLMC guarantees timely payment
                                               of interest and ultimate
                                               collection of principal of its
                                               pass-through securities, but such
                                               securities are not backed by the
                                               full faith and credit of the U.S.
                                               Government. Similarly, FHLB and
                                               FFCB securities are not backed by
                                               the U.S. Government. The
                                               principal and interest on GNMA
                                               pass-through securities are
                                               guaranteed by GNMA and backed by
                                               the full faith and credit of the
                                               U.S. Government. To meet its
                                               obligations under a guarantee,
                                               GNMA is authorized to borrow from
                                               the U.S. Treasury with no
                                               limitations as to amount.

                                            o  Prepayment Risk - The principal
                                               of the loans underlying
                                               mortgage-backed or other
                                               pass-through securities may be
                                               prepaid at any time. As a general
                                               rule, prepayments increase during
                                               a period of falling interest
                                               rates and decrease during a
                                               period of rising interest rates.
                                               As a result of prepayments, in
                                               periods of declining interest
                                               rates the Fund may be required to
                                               reinvest its assets in securities
                                               with lower interest rates. In
                                               periods of increasing interest
                                               rates, prepayments generally may
                                               decline, with the effect that the
                                               securities subject to prepayment
                                               risk held by the Fund may exhibit
                                               price characteristics of
                                               longer-term debt securities.

                                            o  Extension Risk - Rising interest
                                               rates can cause the Fund's
                                               average maturity to lengthen
                                               unexpectedly due to a drop in
                                               mortgage prepayments. This would
                                               increase the sensitivity of the
                                               Fund to rising rates and its
                                               potential for price declines.
                                               Extending the average life of a
                                               mortgage-backed security
                                               increases the risk of
                                               depreciation due to future
                                               increases in market interest
                                               rates. For these reasons,
                                               mortgage-backed securities may be
                                               less effective than other types
                                               of U.S. Government securities as
                                               a means of "locking in" interest
                                               rates.

                                            o  Manager Risk - The performance of
                                               the Fund is dependent on the
                                               portfolio managers' skill in
                                               making appropriate investments.
                                               As a result, the Fund may under
                                               perform relative to the fixed
                                               income market or similar funds.

                                            o  Foreign Securities - Foreign
                                               investments may be subject to
                                               risks that are not typically
                                               associated with investing in
                                               domestic securities. For example,
                                               such investments may be adversely
                                               affected by changes in currency
                                               rates and exchange control
                                               regulations, future political and
                                               economic developments and the
                                               possibility of seizure or
                                               nationalization of companies, or
                                               the imposition of withholding
                                               taxes on income. Foreign markets
                                               tend to be more volatile than the
                                               U.S. market due to economic and
                                               political instability and
                                               regulatory conditions in some
                                               countries.

                                            o  Convertible Securities Risk -
                                               Convertible securities are
                                               convertible or exchangeable for
                                               common or preferred stock.
                                               Convertible securities are
                                               subject to the same risks as
                                               fixed income securities,
                                               including interest rate risk,
                                               credit risk and issuer risk.

Diversified Equity Fund/AHA                 o  Market Risk of Common Stocks - By
Diversified Equity Fund                        investing in common stocks,  the
                                               Fund may be exposed to a sudden
                                               decline in a holding's share
                                               price or an overall decline in
                                               the stock market. In addition, as

Existing Fund /                           Investment Risks
---------------                           ----------------
New Fund
--------
                                               with any fund invested in stocks,
                                               the value of an investment in the
                                               Fund will fluctuate on a
                                               day-to-day and a cyclical basis
                                               with movements in the stock
                                               market. In addition, individual
                                               companies may report poor results
                                               or be negatively affected by
                                               industry wide and/or economic
                                               trends or developments. The
                                               rights of common stockholders in
                                               liquidation and dividends
                                               generally are subordinated (i.e.,
                                               rank lower) than those of
                                               preferred stockholders,
                                               bondholders and other creditors
                                               of the issuer.

                                            o  Medium Capitalization (Mid-Cap)
                                               Companies - The Fund may invest
                                               up to 20% of its assets in
                                               mid-cap companies. Investments in
                                               mid-cap companies may involve
                                               greater risks than investments in
                                               larger, more established
                                               companies, such as limited
                                               product lines, markets and
                                               financial or managerial
                                               resources. In addition, the
                                               securities of mid-cap companies
                                               may have few market makers, wider
                                               spreads between their quoted bid
                                               and asked prices, and lower
                                               trading volume, resulting in
                                               greater price volatility and less
                                               liquidity than the securities of
                                               larger capitalized companies.

                                            o  Manager Risk - The performance of
                                               the Fund is dependent on the
                                               portfolio managers' skill in
                                               making appropriate investments.
                                               As a result, the Fund may under
                                               perform relative to the fixed
                                               income market or similar funds.

                                            o  Issuer Risk - Changes in the
                                               financial condition of issuers
                                               may adversely affect the value of
                                               the Fund's securities. Economic
                                               or political changes may
                                               adversely affect the ability of
                                               issuers to repay principal and to
                                               make interest payments on
                                               securities owned by the Fund.

Socially Responsible Equity                 o  Market Risk of Common Stocks - By
Fund/AHA  Socially Responsible                 investing in common stocks,the
Equity Fund                                    Fund may be exposed to a sudden
                                               decline in a holding's share
                                               price or an overall decline in
                                               the stock market. In addition, as
                                               with any fund invested in stocks,
                                               the value of an investment in the
                                               Fund will fluctuate on a
                                               day-to-day and a cyclical basis
                                               with movements in the stock
                                               market. In addition, individual
                                               companies may report poor results
                                               or be negatively affected by
                                               industry wide and/or economic
                                               trends or developments. The
                                               rights of common stockholders in
                                               liquidation and dividends
                                               generally are subordinated (i.e.,
                                               rank lower) than those of
                                               preferred stockholders,
                                               bondholders and other creditors
                                               of the issuer.

                                            o  Medium Capitalization (Mid-Cap)
                                               Companies - The Fund invests in
                                               mid-cap companies. Investments in
                                               mid-cap companies may involve
                                               greater risks than investments in
                                               larger, more established
                                               companies, such as limited
                                               product lines, markets and
                                               financial or managerial
                                               resources. In addition, the
                                               securities of mid-cap companies
                                               may have few market makers, wider
                                               spreads between their quoted bid
                                               and asked prices, and lower
                                               trading volume, resulting in
                                               greater price volatility and less
                                               liquidity than the securities of
                                               larger capitalized companies.

Existing Fund /                           Investment Risks
---------------                           ----------------
New Fund
--------
                                            o  Manager Risk - The performance of
                                               the Fund is dependent on the
                                               portfolio managers' skill in
                                               making appropriate investments.
                                               As a result, the Fund may under
                                               perform relative to the fixed
                                               income market or similar funds.


Comparison of Shareholder Rights

         The following discusses the material differences in the rights of shareholders of the Funds and the rights of shareholders of the New Funds.

         Governing Law. The Funds are separate series of the Company, which is organized as a Maryland corporation. The New Funds are separate series of CNI, which is organized as a Delaware statutory trust. The Company's operations are governed by its Articles of Incorporation, bylaws, and applicable Maryland law. CNI's operations are governed by its Declaration of Trust, By-Laws, and applicable Delaware law. The Company's Articles of Incorporation authorize the issuance of a certain number of shares, which may be increased or decreased by the Company's Board of Directors without shareholder approval, and the New Funds are authorized to issue an unlimited number of shares. Both the Company and CNI are registered open-end management investment companies with multiple portfolios, and are subject to the 1940 Act and to the rules and regulations of the Commission under the 1940 Act.

         Shareholder Liability. The Company is a Maryland corporation. Under Maryland law, a shareholder of a corporation generally has no personal liability for the acts or obligations of a corporation. Under Delaware law, shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts.

         Classes. Each of the Funds is a separate series of stock of the Company, while each of the New Funds is a separate series of shares of beneficial interest of CNI. Both the Funds and the New Funds may issue more than one class of shares. Currently, the Company has authorized separate classes (Class A, Institutional Servicing Class and Class I) for each of the Funds. Each Fund, other than the Balanced Fund and the Socially Responsible Equity Fund, currently has Class A shares and Class I shares outstanding. The Balanced Fund and the Socially Responsible Equity Fund only have Class I shares outstanding. CNI has authorized Class A and Class I shares of beneficial interest for each New Fund. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.

         Voting. On each matter submitted to a vote of the shareholders of CNI or the Company, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Shares of each series or class generally vote together, except when required under federal securities laws or Maryland General Corporation Law to vote separately on matters that only affect a particular series, such as the amendment of a series' fundamental investment policies (as to which only the shares of that series vote), or a particular class, such as the approval of a distribution plan for a particular class (as to which only the shares of that class vote). Under the bylaws of the Company, a majority of the shares of a Fund constitutes a quorum to transact business at a shareholders' meeting, while under the Declaration of Trust of CNI, 33 1/3% of the shares of a New Fund constitutes a quorum, except in each case as otherwise required by the 1940 Act.

Comparison of Purchase and Redemption Procedures

         The New Funds will have substantially the same purchase and redemption procedures as the existing Funds. The Funds and the New Funds have different policies regarding the minimum initial investment necessary to open a new account and to make subsequent investments. Each Fund requires a minimum initial investment of $1,000 for Class A shares, and $100,000 for Class I shares. The minimum initial investment in the New Funds will remain at $1,000 for Class A shares, but will be increased to $1,000,000 for Class I shares.

         As is the case for the existing Funds, the distributor for the New Funds will not charge any fees or sales charges on investments or reinvestments in shares of the New Funds.

         Shareholders of each New Fund will be able to exchange their shares for shares of the same class of the other New Funds. Shareholders of each Fund currently are able to exchange their shares for shares of the same class of the other Funds.


         In determining the net asset value of shares, both the Funds and the New Funds may utilize fair value pricing. The circumstances in which the Funds and the New Funds utilize fair value pricing for portfolio securities are identical. The Fund and the New Funds value securities at their fair value when reliable market quotations are not readily available or when the value of a security is materially affected by events occurring after the close of the primary market on which the security is traded. The Board of Trustees of the Trust reviews all fair value determinations for the New Funds, in the same manner as the Board does for the Funds.


Comparison of Fees and Expenses

         The types of fees and expenses of the New Funds will be the same as the Funds. The Investment Manager will receive an advisory fee from the New Fund for serving as its investment manager. The fee is determined as a percentage of average daily net assets and is accrued daily and paid monthly. The following chart shows the annual investment advisory fees paid by each New Fund to the Investment Manager:

          AHA Limited Maturity Fixed Income Fund                 0.50%
          AHA Full Maturity Fixed Income Fund                    0.50%
          AHA Balanced Fund                                      0.75%
          AHA Diversified Equity Fund                            0.75%
          AHA Socially Responsible Equity Fund                   0.75%

         The Investment Manager has agreed to limit its fees or reimburse each New Fund for investment advisory fees and other expenses to the extent necessary to keep the New Fund's total annual operating expenses from exceeding a specified percentage of its average daily net assets, as indicated in the tables below. Except for the AHA Limited Maturity Fixed Income Fund, the AHA Diversified Equity Fund and the AHA Balanced Fund, which will have lower expense limits than the existing Funds, these expense limits are the same as the current expense limits for the Funds.

         The following tables show the estimated fees for each of the Funds for the year ended June 30, 2005 (as restated to reflect current fees) and for each New Fund based on estimates of the New Fund's fees for the fiscal year ending September 30, 2006 (including non-recurring expenses):

                                                                 Fund                   New Fund(1)
                                                       ---------------------------------------------------
AHA Limited Maturity Fixed Income Fund

                                                         Class A      Class I       Class A      Class I
                                                         Shares        Shares       Shares       Shares
                                                       ---------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
 Management Fee(2)...................................     0.50%        0.50%         0.50%        0.50%
 Distribution (12b-1) Fees...........................     0.25%        None          0.25%        None
 Other Expenses......................................     0.25%        0.25%         0.26%        0.26%
                                                          -----        -----         -----        -----
 Total Annual Fund Operating Expenses(3) (4).........     1.00%        0.75%         1.01%        0.76%
----------------------------

(1) The estimates of the New Fund's operating expenses have been prepared on a pro forma basis after giving effect to the proposed reorganization.
(2)  The Management Fee is an annual fee, payable out of the fund's net assets.
(3) The Investment Manager has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep the Class A and Class I Total Annual Fund Operating Expenses at or below 1.25% and 1.00%, respectively. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the Existing Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.
(4) The Investment Manager has contractually agreed to limit its fees or reimburse the New Fund for expenses to the extent necessary to keep the Class A and Class I Total Annual Fund Operating Expenses for the current fiscal year at or below 1.00% and 0.75%, respectively. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the expense limit agreed to by the Investment Manager for the New Fund in effect at the time such expenses were incurred and if certain other conditions are satisfied.

                                                                 Fund                   New Fund(1)
                                                       ---------------------------------------------------
AHA Full Maturity Fixed Income Fund

                                                         Class A      Class I       Class A      Class I
                                                         Shares        Shares       Shares       Shares
                                                       ---------------------------------------------------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
------------------------------------------------------
 Management Fee(2)...................................      0.50%        0.50%         0.50%        0.50%
 Distribution (12b-1) Fees...........................      0.25%        None          0.25%        None
 Other Expenses......................................      0.30%        0.30%         0.26%        0.26%
                                                           -----        -----         -----        -----
 Total Annual Fund Operating Expenses(3) ............      1.05%        0.80%         1.01%        0.76%
----------------------------

(1) The estimates of the New Fund's operating expenses have been prepared on a pro forma basis after giving effect to the proposed reorganization.
(2)  The Management Fee is an annual fee, payable out of the fund's net assets.
(3) The Investment Manager has contractually agreed to limit its fees or reimburse the Fund and the New Fund for expenses to the extent necessary to keep the Class A and Class I Total Annual Fund Operating Expenses for the current fiscal year at or below 1.25% and 1.00%, respectively. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the expense limit agreed to by the Investment Manager for the Existing Fund or the New Fund, as applicable, in effect at the time such expenses were incurred and if certain other conditions are satisfied.


AHA Balanced Fund
(Class I Shares)                                              Fund             New Fund(1)
                                                       --------------------------------------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
 Management Fee(2)...................................         0.75%                0.75%
 Distribution (12b-1) Fees...........................         None                 None
 Other Expenses......................................         0.25%                0.25%
                                                              -----                -----
 Total Annual Fund Operating Expenses(3) (4).....         1.00%                1.00%

----------------------------
(1) The estimates of the New Fund's operating expenses have been prepared on a pro forma basis after giving effect to the proposed reorganization.
(2)  The Management Fee is an annual fee, payable out of the fund's net assets.
(3) The Investment Manager has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep the Class I Total Annual Fund Operating Expenses at or below 1.50%. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.
(4) The Investment Manager has contractually agreed to limit its fees or reimburse the New Fund for expenses to the extent necessary to keep the Class I Total Annual Fund Operating Expenses at or below 1.00%. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the expense limit agreed to by the Investment Manager for the New Fund in effect at the time such expenses were incurred and if certain other conditions are satisfied.


                                                                 Fund                   New Fund(1)
                                                       -------------------------- -------------------------
AHA Diversified Equity Fund

                                                          Class A      Class I      Class A      Class I
                                                          Shares       Shares       Shares       Shares
                                                        ------------ ------------ ------------ ------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
 Management Fee(2)....................................      0.75%        0.75%        0.75%        0.75%
 Distribution (12b-1) Fees............................      0.25%        None         0.25%        None
 Other Expenses.......................................      0.26%        0.26%        0.26%        0.26%
                                                            -----        -----        -----        -----
 Total Annual Fund Operating Expenses(3)(4).........      1.26%        1.01%        1.26%        1.01%
----------------------------

(1) The estimates of the New Fund's operating expenses have been prepared on a pro forma basis after giving effect to the proposed reorganization.
(2)  The Management Fee is an annual fee, payable out of the fund's net assets.
(3) The Investment Manager has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep the Class A and Class I Total Annual Fund Operating Expenses at or below 1.50% and 1.25%, respectively. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.
(4) For a one year period beginning on September 30, 2005, the Investment Manager has contractually agreed to limit its fees or reimburse the New Fund for expenses to the extent necessary to keep the Class A and Class I Total Annual Fund Operating Expenses for the current fiscal year at or below


                                      -16

     1.26% and 1.01%, respectively. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the expense limit agreed to by the Investment Manager for the New Fund in effect at the time such expenses were incurred and if certain other conditions are satisfied.



AHA Socially Responsible Equity Fund
(Class I Shares)                                              Fund             New Fund(1)
                                                       ---------------------------------------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
------------------------------------------------------
 Management Fee(2)...................................         0.75%                0.75%
 Distribution (12b-1) Fees...........................         None                 None
 Other Expenses(3)...................................         0.29%                0.26%
                                                              -----                -----
 Total Annual Fund Operating Expenses(4)(5)..........         1.04%                1.01%
----------------------------

(1) The estimates of the New Fund's operating expenses have been prepared on a pro forma basis after giving effect to the proposed reorganization.
(2) The "Management Fee" is an annual fee, payable out of the fund's net assets.
(3) Since the Socially Responsible Equity Fund commenced operations on January 1, 2005, the Other Expenses for the Fund, and thus the Total Annual Fund Operating Expenses, are estimates and may be higher or lower than shown above.
(4) The Investment Manager has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep the Class I Total Annual Fund Operating Expenses at or below 1.50%. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.
(5) The Investment Manager has contractually agreed to limit its fees or reimburse the New Fund for expenses to the extent necessary to keep the Class I Total Annual Fund Operating Expenses for the current fiscal year at or below 1.25%. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the expense limit agreed to by the Investment Manager for the New Fund in effect at the time such expenses were incurred and if certain other conditions are satisfied.

         The examples set forth below are intended to help you compare the cost of investing in the Funds with the cost of investing in the New Funds. The examples assume that you invest $10,000 in the specified New Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each New Fund are those shown in the tables above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


Limited Maturity Fixed Income Fund                            One Year                 Three Years
                                                              --------                 -----------
Class A Shares.......................................           $102                       $318
Class I Shares.......................................            $77                       $240

AHA Limited Maturity Fixed Income Fund                        One Year                 Three Years
                                                              --------                 -----------
Class A Shares.......................................           $103                       $322
Class I Shares.......................................            $78                       $243

------------------------------------------------------------------------------------------------------------



                                      -17-


Full Maturity Fixed Income Fund                               One Year                 Three Years
                                                              --------                 -----------
Class A Shares.......................................           $107                       $334
Class I Shares.......................................            $82                       $255

AHA Full Maturity Fixed Income Fund                           One Year                 Three Years
                                                              --------                 -----------
Class A Shares.......................................           $103                       $322
Class I Shares.......................................            $78                       $243

------------------------------------------------------------------------------------------------------------

Balanced Fund                                                 One Year                 Three Years
                                                              --------                 -----------
Class I Shares.......................................           $110                       $343

AHA Balanced Fund                                             One Year                 Three Years
                                                              --------                 -----------
Class I Shares.......................................           $102                       $321

------------------------------------------------------------------------------------------------------------

Diversified Equity Fund                                       One Year                 Three Years
                                                              --------                 -----------
Class A Shares.......................................           $128                       $400
Class I Shares.......................................           $103                       $322

Diversified Equity Fund                                       One Year                 Three Years
                                                              --------                 -----------
Class A Shares.......................................           $128                       $400
Class I Shares.......................................           $103                       $322

------------------------------------------------------------------------------------------------------------

Socially Responsible Equity Fund                              One Year                 Three Years
                                                              --------                 -----------
Class I Shares.......................................           $106                       $331


AHA Socially Responsible Equity Fund                          One Year                 Three Years
                                                              --------                 -----------
Class I Shares.......................................           $103                       $322

                             PROPOSED REORGANIZATION

         The Board of Directors of the Company has approved a plan to reorganize the Funds into the New Funds. To proceed, we need the approval of the shareholders of the Funds. The following pages outline the important details of the proposed reorganization.

Why Do We Want to Reorganize the Funds?

         Operating the Funds is relatively expensive in light of the current and anticipated sizes of the Funds. The Board has determined that reorganizing the Funds into the New Funds could reduce the annual operating expenses currently expensed by the Fund. The Board anticipates that these operating expenses can be reduced because the New Funds will be able to share certain operating expenses (such as counsel, directors and insurance expenses) across the larger pool of assets of the various funds comprising CNI (as of May 31, 2005, the assets of the Funds aggregated approximately $300 million and the assets of CNI were approximately $4 billion). Further, the Board believes that, because the Funds and the New Funds share the same administrator and the New Funds will have the same Investment Manager and, except for the AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund, the same sub-advisors as the Funds, the transition to operating as a series of CNI should not have any material impact on the Funds' shareholders. Finally, the Board believes that CNI may offer greater distribution capabilities for the New Funds than currently exists for the Funds, which may lead to a larger base for asset management.

         After considering the matter on several occasions, the Board of Directors determined that reorganization of the Funds into the New Funds, as separate series of CNI, would be in the best interests of the shareholders of the Funds. On May 17, 2005, the Board, including a majority of the Directors who are not "interested persons" of the Company (as defined in the 1940 Act), voted to approve the reorganization and to recommend its approval to the shareholders of the Funds. In reaching its decision, the Board considered the following factors to be of greatest importance: (1) each New Fund will have the same investment objective, strategies and policies as the corresponding existing Fund; (2) the same personnel who manage the Funds on behalf of the Investment Manager and, except for the AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund, the same sub-advisors will continue to manage the New Funds after the reorganization; (3) CNI is an existing investment company in operation since 1994 and has established Trustees, management and service providers; (4) the New Funds and the Funds utilize the same principal service providers, except that the New Funds have retained a different independent registered public accounting firm; and (5) a resulting increase in assets of a Fund could provide benefits to shareholders through economies of scale resulting in lower expense ratios for the New Funds.

         In approving the proposed reorganization, the Board of Directors of the Company and the Board of Trustees of CNI specifically determined, as required by the 1940 Act, that the proposed reorganization is in the best interest of the Funds, the New Funds, and their respective shareholders, and that the interests of the shareholders of the Funds will not be diluted as a result of the reorganization.

How Will We Accomplish the Reorganization?

         The Board of Directors of the Company has approved an Agreement and Plan of Reorganization between the Company (on behalf of the existing Funds) and CNI (on behalf of the New Funds) (the "Reorganization Agreement"). The Reorganization Agreement spells out the terms and conditions of the reorganization. A copy of the Reorganization Agreement is attached to this Proxy Statement as Exhibit A.

         Pursuant to the Reorganization Agreement, if the shareholders of the Funds approve the reorganization, the reorganization essentially will involve the following steps, which will occur more or less simultaneously:

         o First, each Fund will transfer all of its assets and liabilities to the corresponding New Fund.

         o Second, in exchange for the assets transferred to a New Fund, the existing Fund will receive shares of beneficial interest of the New Fund having a total value equal to the value of the assets the existing Fund transferred to the New Fund (net of any liabilities).

         o Third, each Fund will distribute the shares of the corresponding New Fund which it receives to its shareholders and the Company will dissolve.

         o Fourth, each New Fund will open an account for each shareholder of the corresponding, dissolving Fund, and will credit the shareholder with shares of the New Fund of the same class and having the same total value as the existing Fund shares that he or she owned on the date of the reorganization. Share certificates will not be issued.

         The shareholders of the Funds are not entitled to any preemptive or dissenters' rights. The Funds and the New Funds will bear their respective costs of the proposed reorganization, including legal, accounting and transfer agent costs, meaning that these costs are ultimately borne by the shareholders of the Funds.

         If the reorganization is approved by the Funds' shareholders, it will take place as soon as feasible. Management of the Company believes this should be accomplished by September 30, 2005. However, at any time before the reorganization the Board of Directors of the Company or the Board of Trustees of CNI may decide that it is not in the best interest of its respective shareholders to go forward.

         If the shareholders of any Fund do not approve the reorganization, or the reorganization is not completed for any other reason, the Company will continue its current form of operation until the Board of Directors of the Company determines what further action, if any, to recommend to the shareholders.

Are There Material Differences Between the Funds and the New Funds?

         Except as indicated below, there are no material differences between the existing Funds and the corresponding New Funds.

         The Board of Trustees and Officers Will Change

         The business of the Company is managed under the direction of an eight-member Board of Directors. They are identified and their backgrounds are described in the Company's Statement of Additional Information on file with the Commission. The business of CNI is managed under the direction of a four-member Board of Trustees, each of whom is independent (i.e., not an "interested person" of CNI as that term is defined in the 1940 Act). The Board of Trustees of CNI is comprised of different individuals than the Board of Directors of the Company. The members of CNI's Board of Trustees are as follows:


         Name, Address and Age                             Principal Occupation(s)
         ---------------------                               During Past 5 Years
                                                             -------------------

Irwin G. Barnet, Esq.*                        Attorney and partner, Reed Smith LLP, a law firm
Reed Smith LLP                                (January, 2003-present); attorney and principal,
1901 Avenue of the Stars, #700                Crosby, Heafey, Roach & May P.C., a law firm
Los Angeles, California  90067                (September 2000-December 2002 ); attorney and


                                      -20-


Age: 66                                       principal, Sanders, Barnet, Goldman, Simons & Mosk,
                                              a law firm (prior to September 2000).


Victor Meschures                              Certified Public Accountant, Meschures, Campeas,
Meschures, Campeas, Thompson,                 Thompson, Snyder and Pariser, LLP, an accounting
Snyder and Pariser, LLP                       firm (1964-present).
8383 Wilshire Boulevard
Suite 500
Beverly Hills, CA 90211
Age: 67


William R. Sweet                              Retired; Executive Vice President, Union Bank of
81 Mt. Tiburon Road                           California (1985-1996).
Tiburon, California  94920
Age: 67

James Wolford**                               Chief Financial Officer, Bixby Land Company, a real
CNI Charter Funds                             estate company (September 2004-present); Regional
400 North Roxbury Drive                       Financial Officer, AIMCO, a real estate investment
Beverly Hills, California 90210               trust (January 2004- September 2004); Chief Financial
Age: 50                                       Officer, DBM Group, a direct mail marketing
                                              company (August 2001- January 2004); Senior Vice
                                              President and Chief Operating Officer, Forecast
                                              Commercial Real Estate Service, Inc. (January 2000-
                                              August 2001); Senior Vice President and Chief
                                              Financial Officer, Bixby Ranch Company, (1985-
                                              January 2000).

         * This Trustee's firm renders certain legal services to City National Bank ("CNB") and City National Corporation ("CNC") (the parent company of CNB), and its predecessor did so in 2002 and 2001. Total fees in 2004, 2003, and 2002 were approximately $70,100, $179,800, and $106,000, respectively. In February 2004 and February 2005, the other independent Trustees determined that Mr. Barnet should continue to be classified as a "disinterested person" of the Trust, as defined in the 1940 Act, because of his limited participation in such services, which did not involve the Trust, and because of his minimal interest in such fees.

         ** Bixby Land Company (the "Company"), of which Mr. Wolford is the Chief Financial Officer, currently has a $40 million revolving line of credit with CNB at an interest rate of 0.75% less than the prime rate, which expires in June 2007. The Company's outstanding balance was $9.9 million as of July 26, 2005. The Company also has a $10 million loan from CNB secured by an office building located in San Diego, which expires in 2012. In May, 2005, the other Independent Trustees determined that Mr. Wolford should continue to be classified as a "disinterested person" of the Trust, as defined in the 1940 Act, because CNB's existing loans to the Company had been made in the ordinary course of business and because of the minimal benefits of the loans to Mr. Wolford.

         The Quorum for Shareholder Meetings Will Change

         The Declaration of Trust of CNI provides that 33 1/3% of the shares of any New Fund constitutes a quorum at shareholder meetings of such New Fund, while the By-Laws of the Company provide that a majority of the shares of a Fund constitutes a quorum at shareholder meetings of such Fund, except in each case as otherwise required by the 1940 Act. This means that the affirmative vote of a smaller percentage of shareholders is needed to approve certain matters that may be submitted to a vote of shareholders of CNI.

         Some Share Purchase and Redemption Procedures Will Change

         As is the case for the existing Funds, the distributor for the New Funds does not charge any fees or sales charges on investments or reinvestments in shares of the New Funds. The New Funds will have substantially the same purchase and redemption procedures as the existing Funds, although the Funds and the New Funds have different policies regarding the minimum initial investment necessary to open a new account and to make subsequent investments. Each Fund requires a minimum initial investment of $1,000 for Class A shares, and $100,000 for Class I shares. The minimum initial investment in the New Funds will remain at $1,000 for Class A shares, but will be increased to $1,000,000 for Class I shares.

         The Investment Sub-Advisors For Two Funds Will Change

         The AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund will have new sub-advisors for a portion of their investment portfolios.

         The Board of Trustees of CNI has approved the retention of City National Asset Management, Inc. ("CNAM"), 400 North Roxbury Drive, Beverly Hills, California 90210, to manage a portion of the AHA Limited Maturity Fixed Income Fund's investment portfolio commencing upon the closing of the reorganization. CNAM is an affiliate of the Investment Manager. The balance of the AHA Limited Maturity Fixed Income Fund's investment portfolio will continue to be managed by the Limited Maturity Fixed Income Fund's existing sub-advisors.

         Western Asset Management Company ("Western"), 117 East Colorado Boulevard, Pasadena, California 91105, currently manages a portion of the Full Maturity Fixed Income Fund's investment portfolio. Western has notified the Full Maturity Fixed Income Fund that it will cease to act as a sub-advisor to the fund effective September 30, 2005. Western will not become a sub-advisor to the AHA Full Maturity Fixed Income Fund. The Investment Manager is actively searching for a sub-advisor to manage the portion of the AHA Full Maturity Fixed Income Fund's investment portfolio currently managed by Western. Until the Investment Manager has completed its search and the Board of Trustees has selected a new sub-advisor to manage the portion of the AHA Full Maturity Fixed Income Fund's investment portfolio currently managed by Western, such portion of the investment portfolio will be managed by the Full Maturity Fixed Income Fund's other existing sub-advisor.

         In accordance with an exemptive order obtained by CNI from the Commission, the Investment Manager may from time to time with the approval of CNI's Board of Trustees hire a sub-adviser without soliciting shareholder approval, except for any sub-advisor that is an affiliated person (as defined in the 1940 Act) of CNI or City National Bank.

         The Independent Registered Public Accounting Firm Will Change

         Almost all of the service providers to the Funds will also provide services to the New Funds. However, the New Funds will utilize the services of a different independent registered public accounting firm. Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, serves as the independent registered public accounting firm of the Funds. KPMG LLP, 355 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm of the New Funds.

What Aspects of the Funds Will Not Change as a Result of the Reorganization?

         The Investment Objective, Policies and Risks Will Not Change

         The investment objective of each Fund is identical to the investment objective of the corresponding New Fund. The investment policies, restrictions and risks of each New Fund will also be identical to the corresponding existing Fund.

         You should review the current prospectuses of the Funds dated April 8, 2005 and April 28, 2005 and review the accompanying prospectus of the New Funds dated August __, 2005 for additional information.

         The Investment Manager Will Not Change

         CCM Advisors, LLC, 190 South LaSalle Street, Chicago, Illinois 60603, is the investment manager of the Funds and will serve as investment manager of the New Funds after the reorganization. The Investment Manager is responsible for the evaluation, selection and monitoring of each Fund's sub-advisors, and will have identical responsibilities with respect to the New Funds.

         The Investment Sub-Advisors For Most Funds Will Not Change

         Most of the sub-advisors and the investment professionals who currently manage the investment portfolios of the Funds will manage the investment portfolios of the New Funds.

         o The Patterson Capital Corporation, 2029 Century Park East #2950, Los Angeles, California 90067, manages the Limited Maturity Fixed Income Fund and, upon the closing of the reorganization, will manage a portion of the AHA Limited Maturity Fixed Income Fund. As discussed above, the Board of Trustees of CNI has approved the retention of CNAM to manage a portion of the AHA Limited Maturity Fixed Income Fund's investment portfolio commencing upon the closing of the reorganization.

         o Robert W. Baird & Company ("Baird"), 777 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202, and Western manage the Full Maturity Fixed Income Fund. Upon the closing of the reorganization, Baird will manage at least a portion of the AHA Full Maturity Fixed Income Fund. As discussed above, Western has notified the Full Maturity Fixed Income Fund that it will cease to act as a sub-advisor to the fund effective September 30, 2005.

         o Cambiar Investors, LLC ("Cambiar"), 2401 East Second Avenue, Suite 400, Denver, Colorado 80206, Freeman Associates Investment Management LLC ("Freeman"), 16236 San Dieguito Road, Suite 220, P.O. Box 9210, Rancho Santa Fe, California 92067, and Baird manage the Balanced Fund and, upon the closing of the reorganization, will manage the AHA Balanced Fund.

         o Cambiar and Freeman manage the Diversified Equity Fund and, upon the closing of the reorganization, will manage the AHA Diversified Equity Fund.

         o SKBA Capital Management, LLC ("SKBA"), 44 Montgomery Street, San Francisco, California 94104, manages the Socially Responsible Equity Fund and, upon the closing of the reorganization, will manage the AHA Socially Responsible Equity Fund.

         The AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund will have new sub-advisors for a portion of their investment portfolios. CNAM will manage a portion of the AHA Limited Maturity Fixed Income Fund's investment portfolio commencing upon the closing of the reorganization. Western will cease to act as a sub-advisor to the Full Maturity Fixed Income Fund effective September 30, 2005, and will not become a sub-advisor to the AHA Full Maturity Fixed Income Fund. The Investment Manager is actively searching for a sub-advisor to manage the portion of the AHA Full Maturity Fixed Income Fund's investment portfolio currently managed by Western.

         CNAM and SKBA are affiliates of the Investment Manager, and their appointment as sub-advisors to any of the New Funds requires shareholder approval. SEI Investments Global Fund Services, the administrator for the Funds and the New Funds, will serve as the initial shareholder of the AHA Limited Maturity Fixed Income Fund and the AHA Socially Responsible Equity Fund, and will approve the sub-advisory agreements with CNAM and SKBA, respectively, immediately prior to the effective date of the reorganization if the reorganization is approved by the shareholders of the Funds. After such vote by the initial shareholder, and if the reorganization is approved by the shareholders of the Funds, CNAM and SKBA will serve as sub-advisors of the AHA Limited Maturity Fixed Income Fund and the AHA Socially Responsible Equity Fund, respectively.

         Most Other Fund Service Providers Will Stay the Same

         Almost all of the service providers to the Funds will also provide services to the New Funds. There will be no material differences between the fees charged by these service providers to the Funds and the New Funds.

         o SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as administrator of the Funds and the New Funds.

         o Wachovia Bank, N.A., 530 Walnut Street, Philadelphia, Pennsylvania 19101, serves as the custodian of the Funds and the New Funds.

         o Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101, serves as the transfer agent of the Funds and the New Funds.

         o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the distributor of the Funds and the New Funds.

         However, the New Funds will utilize the services of a different independent registered public accounting firm. Ernst & Young LLP serves as the independent registered public accounting firm of the Funds, while KPMG LLP serves as the independent registered public accounting firm of the New Funds.

         The Total Value of Your Fund Shares Will Not Be Affected

         On the day of the reorganization, you will receive shares of the corresponding New Fund of the same class and having the same total value as your shares of the Fund. The number of New Fund shares you receive, and their per share price, will also be the same as your shares of the corresponding Fund.

         The Reorganization Will Have No Material Federal Income Tax
Consequences


         When the reorganization takes place, the Company and CNI will receive an opinion of counsel that the reorganization will qualify as a "reorganization" within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"), with each Fund and each New Fund being a "party to a reorganization" within the meaning of Section 368(b) of the Code. As a result, the reorganization will be tax-free for federal income tax purposes for each Fund, each New Fund and their respective shareholders. Following the reorganization, the adjusted federal tax basis of your New Fund shares will be the same as the adjusted basis of your Fund shares before the reorganization. The Limited Maturity Fixed Income Fund had a capital loss carryover as of June 30, 2005. CNI believes that the AHA Limited Maturity Fixed Income Fund will succeed to this capital loss carryover in the proposed reorganization, based on the opinion of counsel it will receive with respect to the federal income tax consequences of the reorganization.


         The Company and CNI have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the reorganization. The opinion of counsel with respect to the federal income tax consequences of the reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the reorganization to them, including any applicable foreign, state or local income tax consequences.

         The New Funds Will Pay Dividends on the Same Schedule as the Funds

         As is the case for the Fund, all dividends, if any, paid by the New Fund will be reinvested in shares of the New Fund unless you request otherwise in writing. If you have such a request on file for the Fund, it will be applied to your New Fund shares.

         The Funds' Form of Organization and Governing Law Will Change

         CNI is a statutory trust organized in Delaware. The Company is a corporation organized in Maryland. The operations of the New Funds, like those of the existing Funds, are subject to the provisions of the 1940 Act and to the rules and regulations of the Commission.

         CNI is authorized to issue an unlimited number of shares of beneficial interest with respect to the New Funds. The Company's Articles of Incorporation authorize the issuance of a certain number of shares, which may be increased or decreased by the Company's Board of Directors without shareholder approval. The shares of each series and class of both CNI and the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of its Board of Directors or Board of Trustees, as applicable, can elect all of the directors or trustees if they choose to do so. On each matter submitted to a vote of the shareholders of CNI or the Company, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Shares of all series and classes of both CNI and the Company vote together as a single class except when otherwise required by law, when only the interest of a particular class is affected, or as otherwise determined by the Board of Directors or Board of Trustees, as applicable.

         The rights of the shareholders under the charter documents of the Company and CNI are substantially similar. However, a majority of the members of the Board of Directors of the Company must vote to approve matters before the Board of Directors whereas the Board of Trustees of CNI may act by vote of a majority of a quorum. The Declaration of Trust of CNI provides that 33 1/3% of the shares of the New Fund constitutes a quorum at shareholder meetings, while the By-Laws of the Company provide that a majority of the shares of a Fund constitutes a quorum for a shareholder meeting of the Company.

How Will the Capitalization of the New Funds Compare with the Corresponding Existing Funds?

         The following table sets forth as of May 31, 2005: (i) the capitalization of each existing Fund, and (ii) the pro forma capitalization of each New Fund, as adjusted to give effect to the proposed reorganization.


                                         Current Fund (Class)                   New Fund (Class)
                                 ------------------------------------ ------------------------------------
----------------------------------------------------------------------------------------------------------

                                  Limited Maturity Fixed       AHA Limited Maturity Fixed
                                      Income Fund                     Income Fund

                                      Class A Shares                 Class A Shares

Aggregate Net Assets                       $1,066,683.97                    $1,066,683.97
Shares Outstanding                           100,439.469                      100,439.469
Net Asset Value Per Share                         $10.62                           $10.62

                                      Class I Shares                 Class I Shares

Aggregate Net Assets                     $133,494,285.62                  $133,494,285.62
Shares Outstanding                        12,575,927.296                   12,575,927.296
Net Asset Value Per Share                         $10.62                           $10.62

                                      All Share Classes              All Share Classes

Aggregate Net Assets                     $134,560,969.59                  $134,560,969.59
Shares Outstanding                        12,676,366.765                   12,676,366.765
-----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------


                                      -26-


-----------------------------------------------------------------------------------------------------------
                                         Current Fund (Class)                   New Fund (Class)
                                 ------------------------------------ ------------------------------------
----------------------------------------------------------------------------------------------------------

                                  Full Maturity Fixed Income    AHA Limited Maturity Fixed
                                             Fund                      Income Fund

                                      Class A Shares                 Class A Shares

Aggregate Net Assets                         $132,805.61                      $132,805.61
Shares Outstanding                            12,670.513                       12,670.513
Net Asset Value Per Share                         $10.48                           $10.48

                                      Class I Shares                 Class I Shares

Aggregate Net Assets                      $31,704,364.00                   $31,704,364.00
Shares Outstanding                         3,025,909.170                    3,025,909.170
Net Asset Value Per Share                         $10.48                           $10.48

                                      All Share Classes              All Share Classes

Aggregate Net Assets                      $31,837,169.61                   $31,837,169.61
Shares Outstanding                         3,038,579.683                    3,038,579.683
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                      Balanced Fund*               AHA Balanced Fund*

                                      Class I Shares                 Class I Shares

Aggregate Net Assets                      $17,971,595.81                   $17,971,595.81
Shares Outstanding                         1,879,826.835                    1,879,826.835
Net Asset Value Per Share                          $9.56                            $9.56
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                  Diversified Equity Fund         AHA Diversified Equity Fund

                                      Class A Shares                 Class A Shares

Aggregate Net Assets                       $8,603,834.21                    $8,603,834.21
Shares Outstanding                           517,074.180                      517,074.180
Net Asset Value Per Share                         $16.64                           $16.64

                                      Class I Shares                 Class I Shares

Aggregate Net Assets                      $81,151,619.91                   $81,151,619.91
Shares Outstanding                         4,887,848.679                    4,887,848.679
Net Asset Value Per Share                         $16.60                           $16.60

                                      All Share Classes              All Share Classes

Aggregate Net Assets                      $89,755,454.12                   $89,755,454.12
Shares Outstanding                         5,404,922.859                    5,404,922.859
-----------------------------------------------------------------------------------------------------------


                                      -27-


-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                   Socially Responsible Equity      AHA Socially Responsible
                                              Fund*                      Equity Fund*

                                      Class I Shares                 Class I Shares

Aggregate Net Assets                      $20,304,851.72                   $20,304,851.72
Shares Outstanding                         2,107,151.309                    2,107,151.309
Net Asset Value Per Share                          $9.64                            $9.64
-----------------------------------------------------------------------------------------------------------

* The Existing Fund currently has only one class of shares outstanding and the New Fund will have only one class of shares outstanding immediately after the reorganization.

                          VOTING AND MEETING PROCEDURES

How to Vote

         This proxy is being solicited by the Board of Directors of the Company. You can vote by mail or in person at the Meeting.

         To vote by mail, sign and send us the enclosed Proxy voting card in the postage paid return envelope provided. If you vote by Proxy, you can revoke your Proxy by notifying the Secretary of the Company in writing, or by returning a Proxy with a later date. You also can revoke a Proxy by voting in person at the Meeting. Even if you plan to attend the Meeting and vote in person, please return the enclosed Proxy card. This will help us ensure that an adequate number of shares are present at the Meeting.

            THE BOARD OF DIRECTORS OF THE COMPANY RECOMMENDS THAT YOU
                    VOTE "FOR" THE PROPOSED REORGANIZATION.

Proxy Solicitation

         In addition to the solicitation of proxies by mail, officers and employees of the Company and the Investment Manager, without additional compensation, may solicit proxies in person or by telephone. The Investment Manager will reimburse banks, brokerage houses and other custodians, nominees and fiduciaries for the costs of forwarding soliciting materials to beneficial owners of shares entitled to vote at the Meeting.

Quorum Requirements

         The presence in person or by proxy of a majority of the outstanding shares of a Fund entitled to vote will constitute a quorum for the Meeting. If a quorum is not present, sufficient votes are not received by the date of the Meeting, or the holders of shares present in person or by proxy determine to adjourn the Meeting for any other reason, a person named as proxy may propose one or more adjournments from time to time to permit further solicitation of proxies. Each Fund will count all shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or the person entitled to vote, and the broker or nominee does not have discretionary voting power on the matter) as shares that are present and entitled to vote for purposes of determining a quorum. A majority of shares represented at the meeting can adjourn the meeting. The persons named as proxies will vote in favor of adjournment those shares which they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. "Broker non-votes" will have the effect of votes against the proposal in connection with any motion for adjournment.

Vote Required

         Each Fund will be reorganized only if the reorganization is approved by a majority of its outstanding voting securities. Each Fund will count the total number of votes cast "for" approval of the reorganization to determine whether sufficient affirmative votes have been cast. Assuming the presence of a quorum, abstentions and broker non-votes have the effect of a negative vote. None of the Funds will be reorganized unless the reorganization is approved by the shareholders of each Fund.

Shareholders Entitled to Vote

         Shareholders of the Funds at the close of business on July 18, 2005 will be entitled to be present and vote at the Meeting. Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. As of that date, the following numbers of shares were outstanding for each Fund:


Fund                                    Shares Outstanding and Entitled to Vote
----                                    ---------------------------------------
Limited Maturity Fixed Income Fund                   3.067,551.936
Full Maturity Fixed Income Fund                      12,146,168.109
Balanced Fund                                        1,880,166.614
Diversified Equity Fund                              5,391,597.675
Socially Responsible Equity Fund                     2,120,327.951


         As of March 31, 2005, Baptist Health Care Corporation ("Baptist") may be deemed to control the Balanced Fund and the Full Maturity Fixed Income Fund by virtue of owning more than 25% of the outstanding shares of such Funds. Baptist owned of record and beneficially owned directly 95.7% and 34.3% of the outstanding shares of the Balanced Fund and the Full Maturity Fixed Income Fund, respectively. As of March 31, 2005, BNY Western Trust Company ("BNY") may be deemed to control the Limited Maturity Fixed Income Fund by virtue of owning more than 25% of the Fund's outstanding shares. BNY owned of record and beneficially owned directly 25.7% of the outstanding shares of the Limited Maturity Fixed Income Fund. These control relationships will continue to exist until such time as each of the above-described share ownerships represents 25% or less of the outstanding shares of the respective Funds. Through the exercise of voting rights with respect to shares of the Fund, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters to which approval of shareholders is required.

         The following table shows, to the knowledge of management of the Company and CNI, the percentage of the total shares of each Fund own of record at the close of business of March 31, 2005 by persons owning of record more than 5% of the outstanding shares of such Fund.

                       Limited Maturity Fixed Income Fund

                                                             Percentage of Total
Shareholder                                  Class           Outstanding Shares
-----------                                  ------          ------------------
                                               I                   25.7%
BNY Western Trust Company
700 S Flower St., Suite 500
Los Angeles, CA 90017-4107
                                               I                   17.9%
Sherman Hospital
934 Center St.
Elgin, IL 60120-2198
                                               I                    9.8%
Lewistown Hospital
400 Highland Avenue
Lewiston, PA 17044-1167
                                               I                    8.5%
Vail Valley Medical Center
PO Box 40000
Vail, CO 81658-7520
                                               I                    7.4%
Sharp Healthcare
8695 Spectrum Center Blvd.
San Diego, CA 92123-1489
                                               A                   90.6%
National Financial Services LLC
1 World Financial Center
200 Liberty Street
New York, NY 10281-1003
Convergent Capital Management LLC              A                    9.4%
190 S LaSalle Street, Suite 2800
Chicago, IL 60603-3416

                         Full Maturity Fixed Income Fund

                                                             Percentage of Total
Shareholder                                  Class           Outstanding Shares
-----------                                  ------          ------------------

Baptist Health Care Corporation                I                   34.3%
1000 W Moreno St.
P.O. Box 17500
Pensacola, FL 32522-7500
                                               I                   15.4%
Lewistown Hospital
400 Highland Avenue
Lewistown, PA 17044-1167
                                               I                   15.0%
Dearborn County Hospital
600 Wilson Creek Rd.
Lawrenceburg, IN 47025-2751
                                               I                   10.6%

Vail Valley Medical Center
P.O. Box 40000
Vail, CO  81658-7520

Banctrust Co Tr                                I                    7.9%
PO Box 469
Brewton, AL  36427-0469

Wabash County Hospital                         I                    5.8%
710 N East St.
Wabash, IN 46992-1924

City National Bank                             A                    100%
PO Box 60520
Los Angles, CA  90060-0520

                                  Balanced Fund

                                                             Percentage of Total
Shareholder                                  Class           Outstanding Shares
-----------                                  ------          ------------------

Baptist Health Care Corporation                I                   95.7%
1000 W Moreno St.
P.O. Box 17500
Pensacola, FL 32522-7500

                             Diversified Equity Fund

                                                             Percentage of Total
Shareholder                                  Class           Outstanding Shares
-----------                                  ------          ------------------

Grande Ronde Hospital & Endowment              I                   13.9%
900 Sunset Dr.
La Grande, OR  97850-1362

Baptist Health Care Corporation                I                   13.5%
1000 W Moreno Street
Pensacola, FL  32522-7500
Lewistown Hospital                             I                   10.2%
400 Highland Ave
Lewistown, PA  17044

Dearborn County Hospital                       I                    7.5%
600 Wilson Creek Rd.
Lawrenceburg, IN  47025-2751

Banctrust Co Tr                                I                    5.8%
P.O. Box 469
Brewton AL  36427

Jupiter & Co                                   I                    5.4%
c/o Investors Bank & Trust
200 Clarendon St # 090

                                                             Percentage of Total
Shareholder                                  Class           Outstanding Shares
-----------                                  ------          ------------------

Boston MA  02116-5021

The Saratoga Hospital                          I                    5.1%
211 Church St.
Saratoga Springs, NY 12866-1046

Shirley Lindsay Trust                          A                   12.4%
P.O. Box 7127
Indian Lk Est, FL  33855-7127

Institutional Portfolio Services               A                    8.0%
324 Sheridan Rd.
Kenilworth, IL  60043-1219

Lehman Brothers                                A                    6.7%
70 Hudson Street, Floor 7
Jersey City, NJ 07302-6599

National Financial Services LLC                A                    6.4%
1 World Financial Center
200 Liberty Street
New York, NY  10281-1003

B P Pai Trust                                  A                    6.2%
324 Sheridan Rd.
Kenilworth, IL  60043-1219

Frank Lindsay Trust                            A                    5.2%
PO Box 92956
Chicago, IL  60675

Citigroup Global Markets, Inc.                 A                    5.2%
333 W 34th Street
New York, NY 10001-2402

                        Socially Responsible Equity Fund

                                                             Percentage of Total
Shareholder                                  Class           Outstanding Shares
-----------                                  ------          ------------------

Investors Bank & Trust Co.                     I                   99.5%
4 Manhanttanville Road
Purchase, NY  10577-2139


         The Directors and officers of the Company as a group owned beneficially less than 1% of each Fund's outstanding shares as of March 31, 2005.

                               GENERAL INFORMATION

         The persons named in the accompanying Proxy will vote in each case as directed in the Proxy, but in the absence of any direction, they intend to vote FOR the proposed reorganization and may vote in their discretion with respect to other matters that may be presented to the Meeting.

Other Matters to Come Before the Meeting

         Management of the Company does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement. If other business should properly come before the Meeting, the Proxy holders will vote on them in accordance with their best judgment.

Shareholder Proposals

         The Meeting is a special meeting of shareholders of the Funds. The Company is not required, nor does it intend, to hold regular annual meetings of the Funds' shareholders. If such a meeting is called, any shareholder who wishes to submit a proposal for consideration at the meeting should submit the proposal promptly to the Secretary of the Company. Any proposal to be considered for submission to shareholders must comply with applicable federal and state laws.

                                  LEGAL MATTERS

         Certain legal matters concerning CNI and its participation in the reorganization, the issuance of shares of the New Funds in connection with the reorganization and the tax consequences of the reorganization will be passed upon by Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, California 90071. Certain legal matters concerning the Company and its participation in the reorganization will be passed upon by Bell, Boyd & Lloyd LLC, 70 West Madison Street, Suite 3100, Chicago, Illinois 60602.

                              FINANCIAL STATEMENTS


         The audited annual financial statements and financial highlights of the Funds for the year ended June 30, 2004 and the unaudited financial statements and financial highlights for the six months ended December 31, 2004 are incorporated by reference into the Statement of Additional Information to this Combined Prospectus and Proxy Statement. The audited annual financial statements and financial highlights of the Funds for the year ended June 30, 2004 have been audited by Ernst & Young LLP, independent registered public accountants, to the extent indicated in their report thereon, and have been incorporated by reference in reliance upon such report given upon the authority of such firm as an expert in accounting and auditing. KPMG LLP will act as independent registered public accountants of the New Funds.


                           INFORMATION FILED WITH THE
                       SECURITIES AND EXCHANGE COMMISSION


         This Combined Prospectus and Proxy Statement and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which CNI and the Company have filed with the Securities and Exchange Commission pursuant to the requirements of the Securities Act of 1933 and the 1940 Act, to which reference is hereby made. The Commission file numbers for CNI's registration statement containing the current Prospectus and Statement of Additional Information for the New Funds, dated August __, 2005, are Registration No. 811-07923 and Registration No. 333-16093. Such Prospectus and Statement of Additional Information are incorporated herein by reference. The Commission file numbers for the Company's registration statements containing the current Prospectuses and Statements of Additional Information for the Funds, dated April 8, 2005 and April 28,2005, are Registration No. 811-05534 and Registration No. 033-21969. Such Prospectuses and Statement of Additional Information are also incorporated herein by reference.


         CNI and the Company are subject to the informational requirements of the Securities and Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material and other information with the Commission. These documents can be inspected and copied at the public reference facilities maintained by the Commission in Washington, D.C., at 100 F Street, N.E., Washington, D.C. 20549 (for hours of operation call 1-202-942-8090). You may retrieve text-only copies at no charge from the "EDGAR" database on the Commission's website at http://www.sec.gov. You also may get copies for a fee by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by e-mail to the Commission at publicinfo@sec.com.

         PLEASE SIGN AND RETURN THE ENCLOSED PROXY PROMPTLY TO ASSURE A QUORUM AT THE MEETING.

                                    Timothy G. Solberg
                                    Secretary

                                CNI CHARTER FUNDS
                             400 North Roxbury Drive
                             Beverly Hills, CA 90210

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 24, 2005


         This Statement of Additional Information (the "SAI") is not a prospectus but should be read in conjunction with the Combined Prospectus and Proxy Statement dated August 24, 2005 ("Prospectus"), for the Annual Meeting of Shareholders of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund, and Socially Responsible Equity Fund series (the "Funds") of AHA Investment Funds, Inc., a Maryland corporation, to be held on September 15, 2005. Copies of the Prospectus may be obtained at no charge by calling the Funds at 1 (800) 445-1341.


         This SAI, relating specifically to the proposed reorganization of the Funds into the newly established AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, and AHA Socially Responsible Equity Fund series (the "New Funds") of CNI Charter Funds (the "Trust"), a Delaware statutory trust, consists of this cover page and the following described documents, each of which is incorporated by reference herein:


         1. The Statement of Additional Information of the New Funds dated August 24, 2005;

         2. The Annual Report to Shareholders of the Trust for the period ended September 30, 2004;

         3. The Semi-Annual Report to Shareholders of the Trust for the period ended March 31, 2005;

         4. The Annual Report to the Shareholders of the Funds for the period ended June 30, 2004; and

         5. The Semi-Annual Report to Shareholders of the Funds for the period ended December 31, 2004.


         Pro forma financial statements are not included since the Funds are being reorganized into the New Funds, which do not have material assets or liabilities.

                                     PART C


                                OTHER INFORMATION


Item 15  Indemnification

         Please see Article VI of the Registrant's By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

                  "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

         Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 16  Exhibits

(1)      Agreement and Declaration of Trust.

         (1) Form of Agreement and Declaration of Trust.(A)

         (2) Form of Amendment to the Agreement and Declaration of Trust.(B)

         (3) Certificate of Amendment to the Certificate of Trust.(B)

(2)      By-Laws:

         (1) By-Laws dated October 25, 1996.(A)

         (2) Amendment to the By-Laws of the Trust.(B)

(3)      Not Applicable.

(4)      Agreement and Plan of Reorganization. (J)

(5)      Not Applicable.

(6)      Investment Management Agreements:

         (1) Form of Investment Management Agreement with City National Asset Management, Inc.(B)

         (2) Schedule to Investment Management Agreement with City National Asset Management, Inc.(C)

         (3) Form of Investment Management Agreement with CCM Advisors, LLC.(I)

         (4) Form of Expense Limitation Agreement with CCM Advisors, LLC.(I)

         (5) Investment Sub-Advisory Agreement between City National Asset Management, Inc. and Credit Suisse Asset Management, LLC with respect to High Yield Bond Fund.(I)

         (6) Investment Sub-Advisory Agreement between City National Asset Management, Inc. and Reed, Conner & Birdwell, LLC with respect to RCB Small Cap Value Fund.(I)

         (7) Form of Investment Manager Agreement between CCM Advisors, LLC and Cambiar Investors, LLC with respect to AHA Balanced Fund.(I)

         (8) Form of Investment Manager Agreement between CCM Advisors, LLC and Cambiar Investors LLC with respect to AHA Diversified Equity Fund.(I)

         (9) Form of Investment Manager Agreement between CCM Advisors, LLC and Freeman Associates Investment Management LLC with respect to AHA Balanced Fund.(I)

         (10) Form of Investment Manager Agreement between CCM Advisors, LLC and Freeman Associates Investment Management LLC with respect to AHA Diversified Equity Fund.(I)

         (11) Form of Investment Manager Agreement between CCM Advisors, LLC and SKBA Capital Management, LLC with respect to AHA Socially Responsible Equity Fund.(I)

         (12) Form of Investment Manager Agreement between CCM Advisors, LLC and Patterson Capital Corporation with respect to AHA Limited Maturity Fixed Income Fund.(I)

         (13) Form of Investment Manager Agreement between CCM Advisors, LLC and Robert W. Baird & Co. Incorporated with respect to AHA Full Maturity Fixed Income Fund.(I)

         (14) Form of Investment Manager Agreement between CCM Advisors, LLC and Robert W. Baird & Co. Incorporated with respect to AHA Balanced Fund.(I)

         (15) Form of Investment Manager Agreement between CCM Advisors, LLC and City National Asset Management, Inc. with respect to AHA Limited Maturity Fixed Income Fund.(I)

(7)      Form of Distribution Agreement.(B)

(8)      Not Applicable.

(9)      Form of Custody Agreement.(B)

         (1) Form of Supplement to Custody Agreement.(C)

         (2) Form of Amendment to Custody Agreement.(H).

(10)     Distribution Plans.

         (1) Form of Rule 12b-1 Plan.(I).

         (2) Form of Share Marketing Agreement.(B)

         (3) Amended and Restated Multiple Class Plan.(I)

(11)     Legal Counsel's Consent.(H)

         (1) Legal Counsel's Opinion.(F)

         (2) Legal Counsel's Opinion.(D)

         (3) Legal Counsel's Opinion.(E)


         (4) Form of Legal Counsel's Opinion.(K)


(12)     Form of Tax Opinion and Consent of Counsel. (J)

(13)     Other Material Contracts:

         (1) Form of Administrative Services Agreement.(B)

                  (i) Schedule to Administrative Services Agreement.(D)

                  (ii) Form of Supplement to Administrative Services
                  Agreement.(C)

                  (iii) Form of Amendment to Administrative Services
                  Agreement.(H)

         (2) Form of Transfer Agent Agreement.(B)

                  (i) Schedule to Transfer Agent Agreement.(I)

                  (ii) Form of Supplement to Transfer Agent Agreement. (C)

                  (iii) Form of Amendment to Transfer Agency Agreement. (G)

                  (iv) Form of Amendment to Transfer Agency Agreement. (H)

                  (iv) Form of Sub-Transfer Agent Agreement.(I)

         (3) Form of Shareholder Services Agreement.(E)

(14)     Other Opinions - Independent Auditors' Consent.

         (1) KPMG, LLP.(H)

         (2) Tait, Weller & Baker.(H)


         (3) Ernst & Young, LLP--filed herewith.


(15)     Not Applicable.

(16)     Powers of Attorney. (J)

(17)     Form of Proxy Card. (J)

-------------------------------------------

(A) Previously filed as an exhibit to Registrant's Registration Statement on Form N-1A (333-16093) on November 14, 1996 and incorporated herein by reference.

(B) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 8 (333-16093) on May 3, 1999 and incorporated herein by reference.

(C) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 21 (333-16093) on January 28, 2003 and incorporated herein by reference.

(D) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 18 (333-16093) on August 3, 2001 and incorporated herein by reference.

(E) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 19 (333-16093) on October 1, 2001 and incorporated herein by reference.

(F) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 13 (333-16093) on February 28, 2000 and incorporated herein by reference.

(G) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 22 (333-16093) on January 28, 2004 and incorporated herein by reference.

(H) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 24 (333-16093) on January 28, 2005 and incorporated herein by reference.

(I) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 26 (333-16093) on May 13, 2005 and incorporated herein by reference.

(J) Previously filed as an exhibit to Registrant's Registration Statement on Form N-14 (333- 126361) on July 1, 2005 and incorporated herein by reference.


(K) Previously filed as an exhibit to Registrant's Pre-Effective Amendment No. 1 to Registration Statement on Form N-14 (333- 126361) on August 8, 2005 and incorporated herein by reference.


Item 17  Undertakings

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


         (3) The undersigned registrant undertakes to file as part of a post-effective amendment to the registration statement an executed copy of the form of tax opinion and consent of counsel, referenced in Item 16(12) above, promptly after the closing of the proposed reorganization of the Funds into the New Funds.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of Beverly Hills, and State of California on the 22nd day of August, 2005.

                                   CNI CHARTER FUNDS



                                   By:   /s/ Vernon C. Kozlen
                                         Vernon C. Kozlen
                                         President, Chief Executive Officer



         As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


               Signatures                                           Title                              Date
               ----------                                           -----                              ----

/s/ Vernon C. Kozlen                               President &                               August 22, 2005
-------------------------------                    Chief Executive Officer
Vernon C. Kozlen

/s/ Eric Kleinschmidt                              Controller &                              August 22, 2005
---------------------                              Chief Operating Officer
Eric Kleinschmidt

/s/ Irwin G. Barnet*                               Trustee                                   August 22, 2005
--------------------
Irwin G. Barnet

/s/ Victor Meschures*                              Trustee                                   August 22, 2005
----------------------------
Victor Meschures

/s/ William R. Sweet*                              Trustee                                   August 22, 2005
--------------------------
William R. Sweet

/s/ James R. Wolford*                              Trustee                                   August 22, 2005
--------------------------
James R. Wolford

/s/ Vernon C. Kozlen
--------------------
*By:  Vernon C. Kozlen,
Attorney-in-Fact pursuant to Powers of
Attorney

                                                                   Exhibit 14(3)


            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We  consent to the  reference  to our firm under the  caption  "The  Independent
Registered Public Accounting Firm Will Change" and to the incorporation by reference of our report dated August 11, 2004 in the Registration Statement (Form N-14) of CNI Charter Funds and its incorporation by reference in the prospectus of CNI Charter Funds filed with the Securities and Exchange Commission in this Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933 (File No. 333-126361).



                                                   /s/ ERNST & YOUNG LLP



Chicago, Illinois
August 19, 2005